Receivables - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Aging Analysis Of Receivables [Line Items]
Trade receivables	$ 487	$ 31
Overdue [Member]
Disclosure Of Aging Analysis Of Receivables [Line Items]
Trade receivables	$ 5	$ 5